INCOME TAXES - Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Income Tax Disclosure [Abstract]
U.S. sources	$ 1,562,011	$ 1,644,380	$ 1,597,820
Non-U.S. sources	7,577,321	7,551,787	6,163,296
INCOME BEFORE INCOME TAXES	$ 9,139,332	$ 9,196,167	$ 7,761,116